UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

This Form 10-D is being amended because the most recent unaudited net operating income of the significant obligors under Part II was incorrect. No modifications were made to the Monthly Distribution Report.

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 20, 2015 to November 18, 2015

Commission File Number of issuing entity: 333-180779-08

Central Index Key Number of issuing entity: 0001600823

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3926072
38-3926073
38-3926074
38-7111571

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑S			X
B			X
C			X
X‑A			X
PST			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 18, 2015 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the historical delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB.

Delinquency Summary As of 11/18/2015
Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	49	1,056,125,084.09
30-59	0	-
60-89	0	-
90-120	0	-
121+	1	10,935,956.72
Total	50	1,067,061,040.81

Deal Name	Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
MSC14C15	1	1.02%	0	N/A

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	10/19/2015	$0.00
Current Distribution Date:	11/18/2015	$0.00

*REO Account Balance
Prior Distribution Date:	10/19/2015	$0.00
Current Distribution Date:	11/18/2015	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	10/19/2015	$2,884.48
Current Distribution Date:	11/18/2015	$2,978.56

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 20, 2015 to November 18, 2015.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2015. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on  October 30, 2015. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on November 3, 2015. The CIK number of CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Arundel Mills and Marketplace mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $ 24,624,124.00, a year-to-date figure for the period of January 1, 2015 to June 30, 2015.

The AmericasMart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $ 77,470,752.00, a year-to-date figure for the period of September  1, 2014 through August 31, 2015.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the November 18, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ George Kok

George Kok, Managing Director

Date: March 2,  2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the November 18, 2015 distribution.